Inventories (Schedule of detailed information about inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Stockpile	$ 26,235	$ 12,768
Work in progress	3,092	5,647
Finished goods	64,937	78,958
Materials and supplies	60,748	61,080
Current Inventories	155,012	158,453
Non-current
Stockpile	42,785	34,156
Materials and supplies	7,940	3,417
Non current Inventories	50,725	37,573
Total Inventories	$ 205,737	$ 196,026